Goodwill - Carrying Amount of Goodwill (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012	Mar. 31, 2013 Medication Delivery Solutions	Jun. 30, 2012 Medication Delivery Solutions	Jun. 30, 2012 Medication Delivery Solutions Historical	Jun. 30, 2011 Medication Delivery Solutions Historical
Additions/(impairments)	$ 1.0	$ 169.4	$ 0		$ 158.0	$ 158.0